Retirement Benefit and Other Post-retirement Obligations - Summary of Principal Assumptions Used for UK Group Plan and US PRMB (Detail)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
UK Group plan [member]
Disclosure of defined benefit plans [line items]
Inflation	3.30%	2.90%	3.00%
Rate used to discount plan liabilities	1.90%	1.40%	2.00%
Expected rate of increase in salaries	3.80%	3.40%	3.50%
Other plans [member]
Disclosure of defined benefit plans [line items]
Inflation	1.40%	0.60%	1.70%
Rate used to discount plan liabilities	2.80%	2.20%	3.00%
Expected rate of increase in salaries	2.70%	2.20%	2.90%
PRMB [member]
Disclosure of defined benefit plans [line items]
Inflation	0.00%	0.00%	1.50%
Rate used to discount plan liabilities	2.60%	2.10%	3.10%
Expected rate of increase in salaries	0.00%	0.00%	3.00%
Bottom of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	2.35%	2.05%	1.85%
Top of range [member] | UK Group plan [member]
Disclosure of defined benefit plans [line items]
Expected rate of increase for pensions in payment and deferred pensions	5.10%	5.05%	5.05%
Initial rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	6.30%	6.50%	6.80%
Ultimate rate of increase in healthcare rate [member] | PRMB [member]
Disclosure of defined benefit plans [line items]
Rate of increase in healthcare rate	5.00%	5.00%	5.00%